STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Issuance of treasury shares under stock plans, ordinary shares	2,619,204	3,069,869	4,965,581
Issuance of treasury shares under stock plans, ordinary shares withheld for taxes	49,854	52,431	61,149
Treasury shares	9,483,090	5,591,687	5,650,169